EARNINGS (LOSS) PER SHARE (Details Narrative) - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Earnings Loss Per Share
Loss per share	$ (0.01)	$ (0.01)